Fair Value Measurements - Level 3 Financial Instruments (Details) (Assets measured on recurring basis, Level 3, USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Assets, Fair Value, beginning balance			$ 16.1	[1]	$ 16.1	[1]
Other derivatives, net, Fair Value, beginning balance	65.5		30.0		22.9		(24.8)		75.5
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets			0.3	[1]
Total Realized/Unrealized Gains (Losses) Included in Net Income, Other derivatives, net	44.7		11.3		4.2		(36.3)
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets			0	[1]
Total Realized/Unrealized Gains (Losses) Included in OCI, Other derivatives, net	0		0		0		0
Purchases, Assets			14.8	[1]
Purchases, Other derivatives, net	6.3		5.8		23.9		0
Issuances, Assets			0	[1]
Issuances, Other derivatives, net	0		0		0		(64.0)
Sales, Assets			(8.3)	[1]
Sales, Other derivatives, net	0		0		0		0
Settlements, Assets			0	[1]
Settlements, Other derivatives, net	(8.4)		43.1		25.0		0
Transfers in to Level 3, Assets			0.2	[1],[2]
Transfers in to Level 3, Other derivatives, net	0	[2]	0	[2]	0	[2]	0	[2]
Transfers out of Level 3, Assets			0	[1],[2]
Transfers out of Level 3, Other derivatives, net	0	[2]	(5.4)	[2]	(5.4)	[2]	0	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets			0.4	[1],[3]
Change In Unrealized Gains (Losses) Included in Earnings, Other derivatives, net	37.6	[3]	15.6	[3]	(2.6)	[4]	(53.7)	[4]
Assets, Fair Value, ending balance			23.1	[1]			16.1	[1]
Other derivatives, net, Fair Value, ending balance	65.5		30.0		22.9		(24.8)		75.5
Assets held in separate accounts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Assets, Fair Value, beginning balance	16.3	[1]	16.1	[1]	16.1	[1]	22.3	[1]
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	0	[1]			0.3	[1]	0	[1]
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	0	[1]			0	[1]	0	[1]
Purchases, Assets	0.2	[1]			16.3	[1]	9.8	[1]
Issuances, Assets	0	[1]			0	[1]	0	[1]
Sales, Assets	(6.6)	[1]			(8.3)	[1]	(3.4)	[1]
Settlements, Assets	0	[1]			0	[1]	0	[1]
Transfers in to Level 3, Assets	2.2	[1],[2]			0	[1],[2]	0	[1],[2]
Transfers out of Level 3, Assets	(9.9)	[1],[2]			(8.1)	[1],[2]	(12.6)	[1],[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	0	[1],[3]			0.6	[1],[4]	0.1	[1],[4]
Assets, Fair Value, ending balance	2.2	[1]			16.3	[1]	16.1	[1]
Fixed indexed annuities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Liabilities, Fair Value, beginning balance	(1,434.3)	[5],[6]	(1,304.9)	[5],[6]	(1,304.9)	[5],[6]	(1,178.2)	[5]
Total Realized/Unrealized Gains (Losses) Included in Net income, Liabilities	(123.7)	[6]	(188.6)	[6]	(177.5)	[5]	(114.1)	[5]
Total Realized/Unrealized Gains (Losses) Included in OCI, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Purchases, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Issuances, Liabilities	(15.1)	[6]	(28.6)	[6]	(94.5)	[5]	(135.4)	[5]
Sales, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Settlements, Liabilities	11.4	[6]	29.9	[6]	142.6	[5]	122.8	[5]
Transfers in to Level 3, Liabilities	0	[2],[6]	0	[2],[6]	0	[2],[5]	0	[2],[5]
Transfers out of Level 3, Liabilities	0	[2],[6]	0	[2],[6]	0	[2],[5]	0	[2],[5]
Change In Unrealized Gains (Losses) Included in Earnings, Liabilities	0	[3],[6]	0	[3],[6]	0	[4],[5]	0	[4],[5]
Liabilities, Fair Value, ending balance	(1,561.7)	[6]	(1,492.2)	[6]	(1,434.3)	[5],[6]	(1,304.9)	[5],[6]
GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Liabilities, Fair Value, beginning balance	(2,035.4)	[5],[6]	(2,272.2)	[5],[6]	(2,272.2)	[5],[6]	(500.2)	[5]
Total Realized/Unrealized Gains (Losses) Included in Net income, Liabilities	444.5	[6]	468.1	[6]	390.3	[5]	(1,618.5)	[5]
Total Realized/Unrealized Gains (Losses) Included in OCI, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Purchases, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Issuances, Liabilities	(37.8)	[6]	(38.0)	[6]	(154.1)	[5]	(155.6)	[5]
Sales, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Settlements, Liabilities	0.1	[6]	0.1	[6]	0.6	[5]	2.1	[5]
Transfers in to Level 3, Liabilities	0	[2],[6]	0	[2],[6]	0	[2],[5]	0	[2],[5]
Transfers out of Level 3, Liabilities	0	[2],[6]	0	[2],[6]	0	[2],[5]	0	[2],[5]
Change In Unrealized Gains (Losses) Included in Earnings, Liabilities	0	[3],[6]	0	[3],[6]	0	[4],[5]	0	[4],[5]
Liabilities, Fair Value, ending balance	(1,628.6)	[6]	(1,842.0)	[6]	(2,035.4)	[5],[6]	(2,272.2)	[5],[6]
Stabilizer (Investment Only) and MCG Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Liabilities, Fair Value, beginning balance	(102.0)	[5],[6]	(221.0)	[5],[6]	(221.0)	[5],[6]	(3.0)	[5]
Total Realized/Unrealized Gains (Losses) Included in Net income, Liabilities	25.5	[6]	150.6	[6]	124.5	[5]	(212.5)	[5]
Total Realized/Unrealized Gains (Losses) Included in OCI, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Purchases, Liabilities	(1.5)	[6]	(1.6)	[6]	(5.5)	[5]	(5.5)	[5]
Issuances, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Sales, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Settlements, Liabilities	0	[6]	0	[6]	0	[5]	0	[5]
Transfers in to Level 3, Liabilities	0	[2],[6]	0	[2],[6]	0	[2],[5]	0	[2],[5]
Transfers out of Level 3, Liabilities	0	[2],[6]	0	[2],[6]	0	[2],[5]	0	[2],[5]
Change In Unrealized Gains (Losses) Included in Earnings, Liabilities	0	[3],[6]	0	[3],[6]	0	[4],[5]	0	[4],[5]
Liabilities, Fair Value, ending balance	(78.0)	[6]	(72.0)	[6]	(102.0)	[5],[6]	(221.0)	[5],[6]
U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Fixed maturities, including securities pledged, fair value, beginning balance	524.2		520.6		520.6		79.4
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	(0.1)		0		0.7		(0.3)
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	(2.2)		(0.8)		7.8		(6.0)
Purchases, Assets	50.1		0.5		0.5		53.7
Issuances, Assets	0		0		0		0
Sales, Assets	0		0		(3.1)		0
Settlements, Assets	(13.5)		(22.3)		(93.1)		(93.5)
Transfers in to Level 3, Assets	58.5	[2]	70.7	[2]	142.7	[2]	478.3	[2]
Transfers out of Level 3, Assets	(64.6)	[2]	0	[2]	(36.3)	[2]	(3.0)	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	(0.1)	[3]	0	[3]	0.4	[4]	(0.2)	[4]
Fixed maturities, including securities pledged, fair value, ending balance	556.8		570.3		524.2		520.6
Foreign
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Fixed maturities, including securities pledged, fair value, beginning balance	104.2		160.6		160.6		56.0
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	0		1.8		1.8		1.5
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	(4.8)		0.6		12.4		10.6
Purchases, Assets	0		0		0		58.3
Issuances, Assets	0		0		0		0
Sales, Assets	0		(11.2)		(11.5)		(39.0)
Settlements, Assets	(1.7)		(1.8)		(28.8)		(10.3)
Transfers in to Level 3, Assets	0	[2]	0	[2]	79.4	[2]	107.5	[2]
Transfers out of Level 3, Assets	0	[2]	(78.8)	[2]	(84.9)	[2]	(2.8)	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	0	[3]	0	[3]	0	[4]	(1.6)	[4]
Fixed maturities, including securities pledged, fair value, ending balance	107.3		70.0		104.2		160.6
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Fixed maturities, including securities pledged, fair value, beginning balance	74.1		186.6		186.6		914.0
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	(1.8)		(1.8)		4.0		(3.4)
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	0		(1.3)		(5.7)		1.9
Purchases, Assets	16.0		0		2.4		90.2
Issuances, Assets	0		0		0		0
Sales, Assets	0		0		(30.8)		(23.4)
Settlements, Assets	(0.2)		(1.2)		(1.2)		(36.4)
Transfers in to Level 3, Assets	0.2	[2]	0	[2]	0.4	[2]	11.5	[2]
Transfers out of Level 3, Assets	0	[2]	(91.7)	[2]	(93.0)	[2]	(764.0)	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	(1.8)	[3]	(0.3)	[3]	(3.6)	[4]	(4.8)	[4]
Fixed maturities, including securities pledged, fair value, ending balance	88.3		93.2		74.1		186.6
Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Fixed maturities, including securities pledged, fair value, beginning balance	115.2		104.5		104.5		2,326.3
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	5.9		5.2		15.6		(263.7)
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	0.7		(2.8)		(4.3)		(178.0)
Purchases, Assets	0		0		0		0.2
Issuances, Assets	0		0		0		0
Sales, Assets	0		(4.5)		(32.8)		(721.1)
Settlements, Assets	(19.5)		(0.4)		(3.2)		(93.8)
Transfers in to Level 3, Assets	0.3	[2]	0	[2]	27.9	[2]	0	[2]
Transfers out of Level 3, Assets	(0.3)	[2]	0	[2]	(1.1)	[2]	(1,321.4)	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	3.7	[3]	5.3	[3]	6.2	[4]	(24.6)	[4]
Fixed maturities, including securities pledged, fair value, ending balance	100.9		107.6		115.2		104.5
Fixed maturities, available-for-sale, including securities pledged
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Fixed maturities, including securities pledged, fair value, beginning balance	817.7		972.3		972.3		3,375.8
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	4.0		5.2		22.1		(265.9)
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	(6.3)		(4.3)		10.2		(171.5)
Purchases, Assets	66.1		0.5		2.9		202.4
Issuances, Assets	0		0		0		0
Sales, Assets	0		(15.7)		(78.2)		(783.5)
Settlements, Assets	(34.9)		(25.7)		(126.3)		(234.1)
Transfers in to Level 3, Assets	59.0	[2]	70.7	[2]	250.4	[2]	597.3	[2]
Transfers out of Level 3, Assets	(64.9)	[2]	(170.5)	[2]	(215.3)	[2]	(2,091.2)	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	1.8	[3]	5.0	[3]	3.0	[4]	(31.2)	[4]
Fixed maturities, including securities pledged, fair value, ending balance	853.3		841.1		817.7		972.3
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Assets, Fair Value, beginning balance	55.8		67.6		67.6		82.9
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets	(0.3)		0		(0.5)		0
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets	(1.8)		0.3		1.2		(1.3)
Purchases, Assets	2.0		5.0		5.0		16.1
Issuances, Assets	0		0		0		0
Sales, Assets	(1.9)		(5.6)		(8.3)		(4.2)
Settlements, Assets	0		0		0		0
Transfers in to Level 3, Assets	51.8	[2]	0	[2]	2.4	[2]	0	[2]
Transfers out of Level 3, Assets	(49.8)	[2]	0	[2]	(9.2)	[2]	(28.5)	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets	0	[3]	(0.3)	[3]	(0.5)	[4]	0	[4]
Assets, Fair Value, ending balance	59.4		66.7		55.8		67.6
Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Inputs Reconciliation, Calculation [Roll Forward]
Fixed maturities, including securities pledged, fair value, beginning balance			0		0		0.1
Total Realized/Unrealized Gains (Losses) Included in Net income, Assets					0		0
Total Realized/Unrealized Gains (Losses) Included in OCI, Assets					0		0
Purchases, Assets					0		0
Issuances, Assets					0		0
Sales, Assets					0		0
Settlements, Assets					0		(0.1)
Transfers in to Level 3, Assets					0	[2]	0	[2]
Transfers out of Level 3, Assets					0	[2]	0	[2]
Change In Unrealized Gains (Losses) Included in Earnings, Assets					0	[4]	0	[4]
Fixed maturities, including securities pledged, fair value, ending balance					$ 0		$ 0

[1]	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.
[2]	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
[3]	For financial instruments still held as of March 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[4]	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
[5]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
[6]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Condensed Consolidated Statements of Operations.